INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

14. INCOME TAXES

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities, based on the differences between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The income tax returns of the Company are subject to examination by federal and state taxing authorities. Such examination could result in adjustments to net income or loss, which changes could affect the income tax liabilities of the Company. The Company’s tax returns are open for inspection for all tax years from 2007 to present.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2011, 2010 and the period from August 1, 2005 (inception) through December 31, 2011 and as of December 31, 2011 and 2010, had no amounts accrued for interest and penalties.

At December 31, 2011, the Company had no Federal income tax expense or benefit but did have Federal tax net operating loss carry-forwards of approximately $26.2 million. The federal net operating loss carry-forwards will begin to expire in 2026, unless previously utilized.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets at December 31, 2011 and 2010 are shown below.

	For Years Ended December 31,
	2011	2010
Non-current deferred tax assets
Research tax credit	$1,631,000	$1,484,000
Net operating loss carry forwards	11,720,000	8,996,000
Stock based compensation	848,000	767,000
Total deferred tax assets	14,199,000	11,247,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(8,000)
Total net deferred tax assets	14,189,000	11,239,000
Valuation allowance	(14,189,000)	(11,239,000)
Net deferred tax assets	$-	$-

The Company records a valuation allowance for temporary differences for which it is more likely than not that the Company will not receive future tax benefits. At December 31, 2011 and 2010 the Company recorded valuation allowances of $14.2 million and $11.2 million, respectively, representing a change in the valuation allowance of $3.0 million for the previous fiscal year-ends, due to the uncertainty regarding the realization of such deferred tax assets, to offset the benefits of net operating losses generated during those years.

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2011 and 2010 are as follows:

	2011		2010
	Amount	Rate	Amount	Rate

Federal tax	$(2,689,000)	34.0%	$(1,368,000)	34.0%
State tax	(390,000)	5.9%	(237,000)	5.9%
R&D Credit	(15,000)	7.7%	(308,000)	7.7%
Valuation allowance	3,446,000	(47.6)%	1,913,000	(47.6)%
Net	$-	-	$-	-

There was no income tax benefit recorded for the years ended December 31, 2011 and 2010.

On January 20, 2010, the Company received net proceeds of $322,016 through the sale of its New Jersey net operating losses (“NOLS”). In June 2009, the Company submitted an application with the New Jersey Economic Development Authority (“NJEDA”) to sell its 2008 NOLS in return for cash consideration to the Company. The NJEDA in conjunction with the State of New Jersey offers financing and business incentives to New Jersey-based biotechnology and technology companies. As a result of the sale of the NOLS sale, the Company’s New Jersey deferred tax asset carryforward is reduced by $4,000,000 beginning in 2010. The Company’s federal net operating losses were not affected by the sale of the NOLS, and thus has the full value of the 2009 deferred tax asset carryforward.

On October 29, 2010, the Company was awarded funding of a total of approximately $733,000 under the IRS Qualifying Therapeutic Discovery Project (“QTDP”) program, which was created as part of the Patient Protection and Affordable Care Act of 2010 (the “Healthcare Reform Act”). As enacted under the Healthcare Reform Act, the QTDP program provides a tax credit or grant of up to 50% of eligible costs and expenses for the tax years of 2009 and 2010 for qualifying research and development expenses incurred for innovative projects that are determined by the U.S. Department of Health and Human Services to have reasonable potential to result in a new therapy, reduce health care costs, or represent a significant advance in finding a cure for human disease. The Company was awarded approximately $244,000 for R&D expenses incurred for each of its AR-12, AR-42 and AR-67 development programs. The Company received the total award amount of $733,438 during November 2010.